Redwood Managed Volatility Fund

Class N RWDNX

Class I RWDIX

Class Y RWDYX

Redwood Managed Municipal Income Fund

Class N RWMNX

Class I RWMIX

Redwood AlphaFactor Tactical International Fund

Class N RWINX

Class I RWIIX

Redwood Systematic Macro Trend (“SMarT”) Fund

Class N RWSNX

Class I RWSIX

Each A Series of Two Roads Shared Trust

Supplement dated August 2, 2021
to the Prospectus and Statement of Additional Information (“SAI”) dated March 1, 2021

This Supplement provides new and additional information beyond that in, and should be read in conjunction with, the Funds’ Prospectus and SAI.

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On March 15, 2021, U. S. Bank, N.A. (“U.S. Bank”) acquired the securities custody services of MUFG Union Bank, N.A. (“MUFG Union Bank”). As a result, beginning on July 31, 2021, U.S. Bank began serving as custodian to each Fund. U.S. Bank is located at 1555 North River Center Drive, Suite 302, Milwaukee, WI 53212. Any references to MUFG Union Bank as custodian in the Prospectus and SAI are hereby replaced with U.S. Bank.

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This Supplement and the Funds’ Prospectus and SAI dated March 1, 2021 provide relevant information for all shareholders and should be retained for future reference. The Funds’ Prospectus and the SAI, which have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling 1-855-RED-FUND (733-3863).